UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679
                                                     ---------

                                Lend Lease Funds

                            803 West Michigan Street
                                     Suite A
                         Milwaukee, Wisconsin 53233-2301
                        --------------------------------
                   (Address of principal executive offices)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                              ---------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-5885
                                                          --------------
                     Date of fiscal year end: January 31
                                              ----------

                   Date of reporting period: July 31, 2003
                                             -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), (17 CFR 270.30e-1):

--------------------------------------------------------------------------------

                                LEND LEASE FUNDS:

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT

                                  JULY 31, 2003



                                [GRAPHIC OMITTED]


   Shares of Lend Lease Funds are distributed by an independent third party,
                        UMB Distribution Services, LLC.

--------------------------------------------------------------------------------

                               To Our Shareholders

        -------------------------------------------------------------

We are pleased to present Lend Lease Funds' 2003 Semi-Annual Report. In the following pages, you will find detailed financial information for Lend Lease U.S. Real Estate Securities Fund for the six months ended July 31, 2003.

In the event you have questions regarding this report, or Lend Lease Funds in general, please visit our website at www.lendleasefunds.com or call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Lend Lease Funds. We look forward to serving you in the months and years ahead.


Sincerely,

Lend Lease Funds


                 UMB Distribution Services, LLC, Distributor

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2003 (UNAUDITED)

   Number
  of Shares                                                             Value
-------------                                                       ------------

                  COMMON STOCKS                          87.5%

                  APARTMENTS                             23.4%
       18,890       Apartment Investment & Management Company          744,455
       42,570       Archstone-Smith Trust                            1,100,434
       22,600       AvalonBay Communities, Inc.                      1,061,748
       10,110       BRE Properties, Inc.                               334,136
       14,980       Camden Property Trust                              558,904
       67,870       Equity Residential                               1,893,573
       12,960       Essex Property Trust, Inc.                         785,376
        5,820       Gables Residential Trust                           184,785
       21,430       Home Properties of New York, Inc.                  796,982
       66,000       United Dominion Realty Trust, Inc.               1,189,980
                                                                  ------------
                                                                     8,650,373
                                                                  ------------

                  DIVERSIFIED/SPECIALTY                  10.4%
        6,090       Colonial Properties Trust                          215,099
        6,570       Cousins Properties, Inc.                           185,274
       17,700       Crescent Real Estate Equities Company              297,714
        6,340       Glenborough Realty Trust, Inc.                     127,751
        3,090       Kilroy Realty Corporation                           88,899
       22,690       Liberty Property Trust                             787,116
       42,610       Vornado Realty Trust                             1,953,242
        6,640       Washington Real Estate Investment Trust            184,592
                                                                  ------------
                                                                     3,839,687
                                                                  ------------

                  INDUSTRIAL                             10.0%
       36,570       AMB Property Corporation                         1,027,617
        5,610       CenterPoint Properties Corporation                 356,796
       15,480       Duke Realty Corporation                            446,134
       63,510       ProLogis                                         1,749,701
        3,910       PS Business Parks, Inc.                            144,943
                                                                  ------------
                                                                     3,725,191
                                                                  ------------

                  OFFICE                                 13.7%
        8,110       Alexandria Real Estate Equities, Inc.              371,032
        6,400       American Financial Realty Trust                     94,336
       23,520       Arden Realty, Inc.                                 658,560
       27,800       Boston Properties, Inc.                          1,203,462
        7,440       Brandywine Realty Trust                            186,000
       22,840       CarrAmerica Realty Corporation                     667,156
       20,109       Equity Office Properties Trust                     557,824
        8,790       Mack-Cali Realty Corporation                       323,648
        9,300       Maguire Properties, Inc.                           189,720
        9,060       Prentiss Properties Trust                          280,407
       14,640       SL Green Realty Corporation                        524,258
                                                                  ------------
                                                                     5,056,403
                                                                  ------------

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

JULY 31, 2003 (UNAUDITED)

   Number
  of Shares                                                             Value
-------------                                                       ------------

                  RETAIL - LOCAL                         11.4%
       12,390       Developers Diversified Realty Corporation         $367,983
       22,340       Federal Realty Investment Trust                    778,996
        9,220       Kimco Realty Corporation                           377,374
       12,150       New Plan Excel Realty Trust                        272,160
       30,310       Pan Pacific Retail Properties, Inc.              1,296,965
       20,130       Regency Centers Corporation                        732,329
        9,565       Weingarten Realty Investors                        414,643
                                                                  ------------
                                                                     4,240,450
                                                                  ------------

                  RETAIL - REGIONAL                      18.6%
        7,770       CBL & Associates Properties, Inc.                  374,359
       18,970       General Growth Properties, Inc.                  1,293,375
       37,090       The Macerich Company                             1,384,569
       16,320       The Rouse Company                                  652,637
       68,090       Simon Property Group, Inc.                       2,883,612
       14,200       Taubman Centers, Inc.                              277,610
                                                                  ------------
                                                                     6,866,162
                                                                  ------------

                  TOTAL COMMON STOCKS (COST $26,489,666)            32,378,266
                                                                  ------------

                  PREFERRED STOCKS                        7.7%
       15,600       Developers Diversified Realty
                       Corporation, Series G                           395,460
       54,200       Equity Office Properties Trust, Series G         1,435,758
       17,200       Lexington Corporate Properties Trust,
                       Series B                                        436,020
        9,700       Mills Corporation, Series C                        255,595
       12,500       New Plan Excel Realty Trust, Series E              325,000
                                                                  ------------

                  TOTAL PREFERRED STOCKS (COST $2,746,348)           2,847,833
                                                                  ------------

  Principal
   Amount
-------------

                  SHORT-TERM INVESTMENT                   4.1%
   $1,517,339       UMB Bank Money Market Fiduciary                  1,517,339
                                                                  ------------

                    TOTAL SHORT-TERM INVESTMENT (COST $1,517,339)    1,517,339
                                                                  ------------

                    TOTAL INVESTMENTS (COST $30,753,353) 99.3%      36,743,438

                    OTHER ASSETS LESS LIABILITIES         0.7%         270,844
                                                                  ------------
                    NET ASSETS                          100.0%     $37,014,282
                                                                  ============

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003 (UNAUDITED)

ASSETS:
    Investments, at value (cost $30,753,353)             $ 36,743,438
    Cash                                                       50,487
    Receivable for investments sold                           939,064
    Interest and dividends receivable                          82,788
    Prepaid expenses and other assets                          42,350
                                                         ------------

    Total assets                                           37,858,127
                                                         ------------

LIABILITIES:
    Payable for securities purchased                          726,169
    Accrued investment advisory fees                              753
    Accrued distribution fees                                  30,435
    Other accrued expenses                                     86,488
                                                         ------------

    Total liabilities                                         843,845
                                                         ------------

NET ASSETS                                               $ 37,014,282
                                                         ============

NET ASSETS CONSIST OF:
    Paid-in-capital                                      $ 30,946,764
    Undistributed net investment income                       273,143
    Accumulated undistributed net
        realized loss on investment                          (195,710)
    Net unrealized appreciation on investments              5,990,085
                                                         ------------

NET ASSETS                                               $ 37,014,282
                                                         ============

SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)
    CLASS K                                                 1,639,579
    CLASS Y                                                   803,247

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
    CLASS K                                                   $ 15.19
                                                         ============
    CLASS Y                                                   $ 15.08
                                                         ============

 See notes to financial statements.

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
    Dividends                                                $ 971,062
    Interest                                                     1,641
                                                          ------------

    Total investment income                                    972,703
                                                          ------------

EXPENSES:
    Investment advisory fees                                   122,334
    Professional fees                                           70,979
    Administration and accounting fees                          35,656
    Shareholder servicing fees                                  34,631
    Distribution fees (see note 5)                              26,847
    Trustees' fees and expenses                                 24,218
    Insurance expense                                           23,922
    Federal and state registration fees                         15,042
    Reports to shareholders                                     10,080
    Custody fees                                                 6,031
    Other expenses                                               1,564
                                                          ------------

    Total expenses before waiver and
        reimbursement of expenses                              371,304

    Less:  Waiver and reimbursement of expenses               (192,906)
                                                          ------------

    Net expenses                                               178,398
                                                          ------------

NET INVESTMENT INCOME                                          794,305
                                                          ------------

REALIZED AND UNREALIZED GAINS:
    Net realized gain on investments                            39,043
    Change in unrealized appreciation on investments         5,147,096
                                                          ------------
    Net gain on investments                                  5,186,139
                                                          ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $ 5,980,444
                                                          ============

 See notes to financial statements.

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                               July 31, 2003       Year Ended
                                                (UNAUDITED)     JANUARY 31, 2003
                                             ----------------   ----------------
OPERATIONS:
    Net investment income                          $ 794,305        $ 1,099,229
    Net realized gain/(loss) on investments           39,043           (283,490)
    Change in unrealized appreciation
      on investments                               5,147,096           (382,960)
                                                ------------       ------------
      Net increase in net assets
        resulting from operations                  5,980,444            432,779
                                                ------------       ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                   7,704,966          9,820,943
    Shares issued to shareholders
      in reinvestment of distributions               574,241            985,828
                                                ------------       ------------
                                                   8,279,207         10,806,771

    Payments for shares redeemed                  (1,816,783)        (1,989,118)
                                                ------------       ------------

      Net increase from capital
        share transactions                         6,462,424          8,817,653
                                                ------------       ------------

DISTRIBUTIONS PAID FROM:
    Net investment income                           (575,086)          (889,572)
    Net realized gains                                     -            (99,031)
                                                ------------       ------------
      Total distributions                           (575,086)          (988,603)

TOTAL INCREASE IN NET ASSETS                      11,867,782          8,261,829

NET ASSETS:
    Beginning of period/year                      25,146,500         16,884,671
                                                ------------       ------------

    End of period/year (includes undistributed
      net investment income of  $273,143 and
      $53,924, respectively)                    $ 37,014,282       $ 25,146,500
                                                ============       ============

 See notes to financial statements.

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND


FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period/Year.

                                         CLASS K     CLASS K     CLASS K     CLASS K     CLASS Y     CLASS Y     CLASS Y     CLASS Y
                                       ----------  ----------  ----------  ----------  ----------  ----------  ---------- ----------

                                                                             PERIOD                                         PERIOD
                                       SIX MONTHS     YEAR        YEAR        ENDED    SIX MONTHS     YEAR        YEAR       ENDED
                                          ENDED       ENDED       ENDED      JANUARY      ENDED       ENDED       ENDED     JANUARY
                                        JULY 31,     JANUARY     JANUARY       31,       JULY 31     JANUARY     JANUARY      31,
                                          2003         31,         31,        2001        2003         31,         31,       2001
                                       (UNAUDITED)    2003        2002         (1)     (UNAUDITED)    2003        2002        (1)
                                       ----------  ----------  ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE,
    BEGINNING OF PERIOD/YEAR            $ 12.76     $ 12.91     $ 12.55     $ 10.00     $ 12.64     $ 12.78     $ 12.40     $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                  0.34        0.64        0.70        0.53        0.35        0.67        0.74        0.66
    Net realized and unrealized
      gain/(loss)on investments            2.35       (0.19)       0.66        2.58        2.35       (0.17)       0.65        2.49
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

      Total from investment
        operations                         2.69        0.45        1.36        3.11        2.70        0.50        1.39        3.15
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net
      investment income                   (0.26)      (0.55)      (0.66)      (0.54)      (0.26)      (0.59)      (0.67)      (0.72)
    Distributions from capital gains          -       (0.05)      (0.34)      (0.02)          -       (0.05)      (0.34)      (0.03)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

      Total distributions                 (0.26)      (0.60)      (1.00)      (0.56)      (0.26)      (0.64)      (1.01)      (0.75)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD/YEAR     $ 15.19     $ 12.76     $ 12.91     $ 12.55     $ 15.08     $ 12.64     $ 12.78     $ 12.40
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

TOTAL RETURN(2)                          21.23%       3.29%      11.01%      31.33%      21.56%       3.69%      11.39%      31.66%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period/year  $24,901,521 $18,727,963 $13,364,481 $11,727,066 $12,112,761  $6,418,537  $3,520,190    $686,703
    Ratio of expenses to average
      net assets(3)                       1.25%       1.25%       1.25%       1.25%       0.97%       0.97%       0.97%       0.97%
    Ratio of expenses before waivers
      to average net assets(3)            2.44%       2.75%       2.96%       7.36%       2.39%       2.90%       3.85%      22.69%
    Ratio of net investment income
      to average net assets(3)            5.11%       5.21%       5.54%       5.02%       5.38%       5.58%       5.82%       5.80%
    Ratio of net investment income
      before waivers to average
      net assets(3)                       3.92%       3.71%       3.83%     (1.09)%       3.96%       3.65%       2.94%    (15.91)%
    Portfolio turnover rate(2)              11%         30%         54%         25%         11%         30%         54%         25%


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than one year
(3) Annualized for periods less than one year

 See notes to financial statements.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2003 (UNAUDITED)



1.   ORGANIZATION

     Lend Lease Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Lend Lease U.S. Real Estate Securities Fund (the "Fund"). The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y commenced operations on February 16, 2000. As of July 31, 2003, the Fund's Class K and Class Y shares are outstanding. A substantial portion of the shares issued by the Fund are held by an affiliate of Lend Lease Real Estate Investments, Inc., (the "Adviser").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code of 1986 necessary to qualify as a regulated investment company under Subchapter M and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it of all or substantially all federal income tax liability. Therefore no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2003 (UNAUDITED)


     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions of the Fund were as follows:

                                  SIX MONTHS ENDED          YEAR ENDED
                                   JULY 31, 2003           JANUARY 31, 2003
                                   -------------           ----------------
CLASS K SHARES:                 SHARES      DOLLARS      SHARES      DOLLARS

     Shares sold                220,501    $3,064,695    414,549   $5,434,171
     Shares issued to
       holders in
       reinvestment of           28,533       399,242     52,767      711,627
       dividends and
       capital gains
     Shares redeemed            (76,892)   (1,066,419)   (35,233)    (457,840)
                              ---------    ----------  ---------   ----------

     Net increase               172,142     2,397,518    432,083    5,687,958
                              ---------    ----------  ---------   ----------


CLASS Y SHARES:

     Shares sold                337,695     4,640,271    328,477    4,386,772
     Shares issued to
       holders in
       reinvestment of           12,549       174,999     20,578      274,201
       dividends and
       capital gains
     Shares redeemed            (54,825)     (750,364)  (116,593)  (1,531,278)
                              ---------    ----------  ---------   ----------
     Net increase               295,419     4,064,906    232,462    3,129,695
                              ---------    ----------  ---------   ----------

     Net increase from
     capital share
     transactions               467,561    $6,462,424    664,545   $8,817,653
                              =========    ==========  =========   ==========

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2003 (UNAUDITED)



4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the six months ended July 31, 2003 were $8,699,646 and $3,379,281 respectively. There were no purchases or sales of U.S. Government securities for the six months ended July 31, 2003.

5.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Rosen Real Estate Securities LLC (the "Sub-Adviser") which is responsible for the day to day management of the Fund's investment program. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser and Sub-Adviser. The Adviser and Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2004, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2004, the expense limitation may renew for annual periods under certain conditions. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2003, the Adviser and Sub-Adviser waived investment advisory fees for the Fund of $122,334 and reimbursed the Fund $70,572 for other expenses.

     Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the six months ended July 31, 2003, the Fund incurred distribution expenses of $26,847.

6.   INVESTMENT RISKS

     As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2003 (UNAUDITED)


7.   FEDERAL INCOME TAX INFORMATION

     At July 31, 2003, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

     Cost of investments                                          $30,797,532
                                                                  ===========

     Gross unrealized appreciation                                $ 6,050,872
     Gross unrealized depreciation                                   (104,966)
                                                                  -----------

     Net unrealized appreciation on investments                   $ 5,945,906
                                                                  ===========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax basis of components of distributable net earnings at January 31, 2003 were as follows:

     Undistributed ordinary income                                  $  53,924
     Accumulated capital and other losses                            (110,065)
     Unrealized appreciation                                          718,301
                                                                  -----------

     Total accumulated earnings                                      $662,160
                                                                  ===========

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from dividends and losses on wash sales.

     At January 31, 2003, the Fund had realized losses from transactions between November 1, 2002 and January 31, 2003 of $110,065. Post-October losses for tax purposes are deferred and will be recognized in 2004.

     The tax components of distributions paid during the fiscal years ended January 31, 2003 and January 31, 2002 were as follows:

                                                 Year Ended        Year Ended
                                              January 31, 2003  January 31, 2002
                                              ----------------  ----------------

    Distributions paid from:
      Ordinary income                             $904,420         $1,128,949
      Net long-term capital gains                   45,728
                                                                       53,647
      Unrecaptured section 1250 gain                38,455              7,973
                                               -----------        -----------

    Total distributions paid                      $988,603         $1,190,569
                                               ===========        ===========

TRUSTEES                     William J. Klipp
                             Scott MacKillop
                             Kevin Malone
                             Michael A. Torres

INVESTMENT ADVISER           LEND LEASE REAL ESTATE INVESTMENTS, INC.
                             Monarch Tower
                             3424 Peachtree Road N.E.
                             Suite 800
                             Atlanta, GA 30326

INVESTMENT SUB-ADVISER       LEND LEASE ROSEN REAL ESTATE SECURITIES LLC
                             1995 University Avenue, Suite 550
                             Berkeley, CA  94704

ADMINISTRATOR AND            UMB FUND SERVICES, INC.
FUND ACCOUNTANT              803 West Michigan Avenue, Suite A
                             Milwaukee, WI 53233

CUSTODIAN                    UMB BANK, N.A.
                             928 Grand Blvd.
                             Kansas City, MO  64106

INDEPENDENT ACCOUNTANTS      PRICEWATERHOUSECOOPERS LLP
                             333 Market Street
                             San Francisco, CA  94105

LEGAL COUNSEL                GOODWIN PROCTER LLP
                             Exchange Place
                             Boston, MA 02109

DISTRIBUTOR                  UMB DISTRIBUTION SERVICES, LLC
                             803 West Michigan Avenue, Suite A
                             Milwaukee, WI 53233

DIVIDEND-DISBURSING          UMB FUND SERVICES, INC.
AND TRANSFER AGENT           c/o Lend Lease Funds
                             803 West Michigan Avenue, Suite A
                             Milwaukee, WI 53233

This report is submitted for the general information of shareholders of Lend Lease Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Lend Lease U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.
                                                                     LE 410 0703

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports for the period ended July 31, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports for the period ended July 31, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports for the period ended July 31, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

(a)The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in 1940 Act Rule 30a-2(c)) provide reasonable assurances that material information regarding the Registrant is made known to them by the appropriate persons, based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There was no significant change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Code of Ethics. Not applicable to semi-annual reports for the period ended July 31, 2003.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act are attached as exhibits to this report.

(b)The certifications require by Rule 30a-2(b) under the 1940 Act are attached as exhibits to this report.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lend Lease Funds
----------------

By: /s/ Michael A. Torres
----------------------------
Michael A. Torres
Principal Executive Officer
October 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael A. Torres
----------------------------
Michael A. Torres
Principal Executive Officer
October 3, 2003

By: /s/ Mark A. Hoopes
----------------------------
Mark A. Hoopes
Principal Financial Officer
October 3, 2003